Label	Element	Value
Old Westbury Large Cap Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000909994_SupplementTextBlock

Supplement Dated January 15, 2016 to the

Prospectus dated April 2, 2015

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated April 2, 2015.

The Fund’s investment adviser, Bessemer Investment Management LLC (the “Adviser”), has determined to employ a managed volatility equities strategy with respect to a portion of the Fund’s portfolio from time to time. In connection with this, effective immediately, Mr. Edward N. Aw is a portfolio manager of the portion of the Fund managed by the Adviser.

Accordingly, effective immediately:

•	The following paragraph is added after the second paragraph under the heading “Old Westbury Large Cap Strategies Fund – Principal Investment Strategies” beginning on page 5:

From time to time, the Fund may employ a managed volatility equities strategy as a temporary defensive measure. Under such strategy, the Adviser seeks to achieve a low volatility portfolio by using a proprietary quantitative process that measures equity securities’ attractiveness by considering and weighting multiple factors relating to the market valuation, corporate management competence and security-specific components of an issuer. Under the managed volatility equities strategy, the Fund may invest in U.S. and non-U.S. equity securities with a minimum market capitalization of $1.0 billion.

•	The following paragraphs are added at the end of the section entitled “Old Westbury Large Cap Strategies Fund – Principal Risks” beginning on page 6:

Quantitative Investment Strategy Risk – From time to time, a portion of the Fund may be managed using a proprietary quantitative process. There can be no assurance that this quantitative process will perform as anticipated or enable the Fund to achieve its investment objective.

Temporary Defensive Strategy Risk – When the Fund pursues a temporary defensive strategy inconsistent with its principal investment strategies, it may not achieve its investment objective.

Risk/Return [Heading]	rr_RiskReturnHeading	Old Westbury Large Cap Strategies Fund